Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Total	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Public Warrant liability	$10,292,500	$10,292,500	$—	$—
Private Placement Warrant liability	427,630	—	—	427,630

Total	$10,720,130	$10,292,500	$—	$427,630

Schedule of Change in Fair Value Instruments
The following table provides a summary of the changes in our Level 3 fair value measurements:

2021
Balance, December 31, 2020	$—
Initial measurement on the Closing Date	244,062
Change in fair value of Private Placement Warrant liability	183,568

Balance, December 31, 2021	$427,630

Schedule of key Inputs into Monte Carlo simulation
The key inputs into the valuations as of the Closing Date and December 31, 2021 were as follows:

	(Initial Measurement) October 22, 2021	December 31, 2021
Risk-free interest rate	1.22%	1.24%
Expected term remaining (years)	5.00	4.81
Implied volatility	25.5%	43.0%
Closing common stock price on the measurement date	$8.44	$7.81